Leases - Maturities of operating lease liabilities under non-cancellable leases (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022
Operating lease commitments
2023	¥ 262,330,419	¥ 261,058,233
2024	263,334,193	265,552,769
2025	243,207,757	247,539,671
2026	193,009,108	204,062,024
2027	132,805,889	143,088,301
Thereafter	136,934,316	155,132,379
Total undiscounted lease payments	1,231,621,682	1,276,433,377
Less: imputed interest	(263,871,433)	(275,716,148)
Total operating lease liabilities	¥ 967,750,249	¥ 1,000,717,229